Short-term Borrowings and Current Portion of Long-term Debt - Summary of Short-term Borrowings and Current Portion of Long-term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Borrowings [abstract]
Commercial paper	₨ 109,525.6	$ 1,583.8	₨ 105,815.5
Loans from banks/financial institutions	91,247.0	1,319.5	61,273.0
Inter-corporate deposits	730.0	10.5	860.0
Current portion of long-term debt (refer note 21)	150,341.1	2,174.0	109,338.9
Total	₨ 351,843.7	$ 5,087.8	₨ 277,287.4